Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 USD ($)
Net losses			$ 2,080,212	$ 192,520
Stockholders' deficit			2,015,365	25,132			$ (169,292)
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Net losses	$ 924,915	$ 242,583	2,080,212	192,520
Stockholders' deficit	3,053,902		2,015,365	25,132
Bad debt expense	16,963	$ 12,191	7,018	2,800
Allowance for doubtful accounts receivable	27,279		9,475	2,944
Write-downs inventory
Property and equipment salvage value percentage	5.00%		5.00%		5.00%	5.00%
Percentage of PRC VAT of gross sales price			17.00%
Impairment of long lived assets
Cash, FDIC insured amount	$ 72,500		$ 72,500
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member] | RMB [Member]
Cash, FDIC insured amount | ¥					¥ 500,000	¥ 500,000